Schedule of Investments - September 30, 2021
Hotchkis & Wiley International Small Cap Diversified Value Fund (Unaudited)

Country Breakdown* (% of net assets)
Japan		29.01%
United Kingdom		14.28%
Australia		7.30%
France		6.18%
Canada		5.95%
Germany		5.10%
Italy		4.06%
Sweden		3.30%
Spain		3.10%
Israel		2.86%
Switzerland		2.46%
Austria		2.23%
Norway		2.21%
Denmark		2.06%
United States		1.58%
Singapore		1.42%
Hong Kong		1.19%
Ireland		0.79%
Netherlands		0.75%
Poland		0.50%
Czech Republic		0.50%
Portugal		0.49%
Finland		0.42%
Belgium		0.29%
Indonesia		0.22%
Malaysia		0.20%
Philippines		0.20%
Short-term securities and other assets in excess of liabilities		1.35%
* Based on country of risk.

	Shares
COMMON STOCKS - 98.65%	Held		Value
COMMUNICATION SERVICES - 2.33%
Diversified Telecommunication Services - 0.50%
O2 Czech Republic AS	2,800		$33,662

Entertainment - 0.36%
Akatsuki, Inc. (v)	400		11,427
GungHo Online Entertainment, Inc. (v)	700		12,835
			24,262
Media - 1.47%
APG SGA SA (a)	140		32,373
Atresmedia Corp. de Medios de Comunicacion SA (a)	3,200		13,744
Mediaset Espana Comunicacion SA (a)	3,600		20,467
Metropole Television SA	900		18,724
TX Group AG (a)	80		13,220
			98,528
TOTAL COMMUNICATION SERVICES			156,452

CONSUMER DISCRETIONARY - 10.78%
Auto Components - 1.86%
Cie Plastic Omnium SA (v)	800		20,417
FCC Company Ltd. (v)	1,400		19,723
NHK Spring Company Ltd. (v)	2,600		18,504
Nokian Renkaat Oyj (v)	400		14,293
Toyota Boshoku Corp. (v)	1,200		21,228
TS Tech Company Ltd. (v)	2,400		30,837
			125,002
Automobiles - 0.90%
Mazda Motor Corp. (a) (v)	3,900		33,750
Mitsubishi Motors Corp. (a) (v)	4,900		13,366
Trigano SA (v)	70		13,124
			60,240
Distributors - 0.49%
Inchcape PLC	3,000		32,782

Diversified Consumer Services - 0.51%
Anexo Group PLC	18,000		34,561

Hotels, Restaurants & Leisure - 0.57%
Dalata Hotel Group PLC (a)	8,100		38,469

Household Durables - 2.09%
Crest Nicholson Holdings PLC	2,300		11,869
Henry Boot PLC (v)	3,500		13,273
Portmeirion Group PLC (a) (v)	1,500		13,845
Redrow PLC (v)	3,700		33,227
Tachikawa Corp. (v)	2,800		32,839
Tamron Company Ltd. (v)	1,500		35,570
			140,623
Internet & Catalog Retail - 0.19%
Takkt AG (v)	800		12,645

Leisure Products - 0.56%
Furyu Corp. (v)	1,300		20,737
Photo-Me International PLC (a)	20,500		17,070
			37,807
Specialty Retail - 2.41%
Adastria Company Ltd. (v)	1,900		34,918
AOKI Holdings, Inc. (v)	5,800		37,625
Clas Ohlson AB (v)	1,900		19,520
Hornbach Baumarkt AG	300		13,553
Mobilezone Holding AG (v)	1,600		22,082
Premier Investments Ltd. (v)	700		15,049
Super Retail Group Ltd. (v)	2,200		19,144
			161,891
Textiles, Apparel & Luxury Goods - 1.20%
Chargeurs SA (v)	700		21,039
Hagihara Industries, Inc. (v)	1,500		22,491
HUGO BOSS AG (v)	400		23,960
The Japan Wool Textile Company Ltd. (v)	1,500		13,612
			81,102
TOTAL CONSUMER DISCRETIONARY			725,122

CONSUMER STAPLES - 6.01%
Beverages - 0.75%
Corby Spirit and Wine Ltd.	1,300		18,547
Stock Spirits Group PLC (v)	6,400		32,249
			50,796
Food & Staples Retailing - 1.16%
Amsterdam Commodities NV (a) (v)	500		13,609
Arcs Company Ltd. (v)	900		18,280
Kato Sangyo Company Ltd. (v)	1,100		32,573
Metcash Ltd. (v)	4,800		13,426
			77,888
Food Products - 3.31%
Austevoll Seafood ASA (v)	1,700		20,131
Ebara Foods Industry, Inc. (v)	1,400		31,771
Ezaki Glico Company Ltd. (v)	400		15,173
Greencore Group PLC (a)	7,700		14,649
Itoham Yonekyu Holdings, Inc. (v)	2,200		14,373
Neto ME Holdings Ltd. (v)	300		14,099
Nippn Corp. (v)	1,100		16,051
Nitto Fuji Flour Milling Company Ltd. (v)	600		17,835
Savencia SA	150		10,912
Tassal Group Ltd. (v)	13,200		33,367
Tate & Lyle PLC (v)	1,400		13,021
Wynnstay Group PLC	2,900		21,413
			222,795
Personal Products - 0.26%
HABA Laboratories, Inc. (v)	600		17,215

Tobacco - 0.53%
Scandinavian Tobacco Group A/S (r) (v)	1,800		35,525
TOTAL CONSUMER STAPLES			404,219

ENERGY - 6.30%
Energy Equipment & Services - 2.33%
Frank's International NV (a)	11,000		32,340
Subsea 7 SA (v)	4,700		40,726
Technip Energies NV (a) (v)	1,360		21,325
TechnipFMC PLC (a) (v)	5,000		37,508
TerraVest Industries, Inc.	1,300		24,931
			156,830
Oil, Gas & Consumable Fuels - 3.97%
Birchcliff Energy Ltd.	7,100		39,295
Cairn Energy PLC (v)	13,961		35,228
Cardinal Energy Ltd. (a) (m)	8,100		26,731
Crescent Point Energy Corp.	8,900		41,036
Kosmos Energy Ltd. (a)	13,600		40,256
Pantheon Resources PLC (a)	25,600		24,697
Pilipinas Shell Petroleum Corp. (a)	34,700		13,197
Vermilion Energy, Inc. (a)	4,700		46,458
			266,898
TOTAL ENERGY			423,728

FINANCIALS - 25.34%
Banks - 9.78%
The Aichi Bank Ltd. (v)	500		16,187
Banca Popolare di Sondrio SCPA (v)	4,700		19,968
Banco de Sabadell SA (a) (v)	49,600		41,465
Bank Danamon Indonesia Tbk PT (v)	81,100		15,039
Bank Millennium SA (a)	19,900		33,723
Bank Norwegian ASA	1,100		13,150
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	1,400		31,444
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine (v)	250		26,096
Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	410		32,532
Caisse Regionale de Credit Agricole Mutuel d'Ille-et-Vilaine	240		19,877
Caisse Regionale de Credit Agricole Mutuel Nord de France	900		19,964
Caisse Regionale de Credit Agricole Mutuel Toulouse 31	260		24,892
Canadian Western Bank	700		20,266
Collector AB (a) (v)	7,100		30,878
Dah Sing Financial Holdings Ltd. (v)	10,400		31,136
The Hachijuni Bank Ltd. (v)	5,800		20,660
The Iyo Bank Ltd. (v)	4,200		21,559
The Keiyo Bank Ltd. (v)	5,200		20,869
Komplett Bank ASA	21,900		21,144
The Musashino Bank Ltd. (v)	800		13,122
Pareto Bank ASA	3,300		20,460
The Shikoku Bank Ltd. (v)	2,100		13,852
Sparebank 1 Oestlandet	1,400		20,756
Sparebanken Vest (v)	1,900		20,611
Sparekassen Sjaelland-Fyn A/S (a)	1,000		21,262
Suruga Bank Ltd. (v)	9,300		34,562
The Tochigi Bank Ltd. (v)	8,800		14,423
TOMONY Holdings, Inc. (v)	4,900		14,409
Unicaja Banco SA (r) (v)	22,800		23,714
			658,020
Capital Markets - 7.15%
ABG Sundal Collier Holding ASA	19,500		20,522
AGF Management Ltd.	5,900		36,147
Atreyu Capital Markets Ltd. (v)	1,300		22,714
Baader Bank AG (v)	4,200		34,858
Flow Traders (r) (v)	500		19,313
GAM Holding AG (a)	18,900		34,476
IOOF Holdings Ltd. (v)	11,800		36,020
Jupiter Fund Management PLC (v)	3,700		12,400
Man Group PLC (v)	5,600		15,361
Manolete Partners PLC	9,500		40,321
Meitav Dash Investments Ltd. (v)	2,800		13,742
Navigator Global Investments Ltd. (v)	27,700		35,284
Numis Corp. PLC	6,900		33,376
Rothschild & Company	900		38,990
Sawada Holdings Company Ltd. (v)	3,600		33,725
Toyo Securities Company Ltd. (v)	23,200		34,921
Value Partners Group Ltd. (v)	38,000		19,107
			481,277
Consumer Finance - 1.83%
AEON Financial Service Company Ltd. (v)	2,900		36,721
Hoist Finance AB (a) (r)	8,700		30,767
Nawi Brothers Ltd. (v)	4,700		38,220
Resurs Holding AB (r) (v)	3,800		17,599
			123,307
Diversified Financial Services - 2.57%
Banca IFIS SpA (v)	1,900		36,603
Burford Capital Ltd.	3,100		33,833
Challenger Ltd. (v)	3,400		15,129
Financial Products Group Company Ltd. (v)	5,300		33,752
GRENKE AG	500		21,435
Plus500 Ltd.	1,700		31,839
			172,591
Insurance - 3.80%
AUB Group Ltd. (v)	1,200		20,361
Beazley PLC (a) (v)	6,000		30,547
Clal Insurance Enterprises Holdings Ltd. (a) (v)	1,100		23,432
Coface SA (v)	1,600		20,041
Grupo Catalana Occidente SA	400		14,595
Hiscox Ltd. (v)	2,900		32,690
Lancashire Holdings Ltd. (v)	3,800		28,619
Unipol Gruppo SpA (v)	5,100		29,640
UNIQA Insurance Group AG (v)	2,400		21,370
Vienna Insurance Group AG Wiener Versicherung Gruppe (v)	1,200		34,524
			255,819
Thrifts & Mortgage Finance - 0.21%
Asax Company Ltd. (v)	2,100		13,698
TOTAL FINANCIALS			1,704,712

HEALTH CARE - 3.34%
Health Care Equipment & Supplies - 0.71%
Draegerwerk AG & Company KGaA (v)	230		17,881
Medmix AG (a) (i) (r)	170		8,026
Paramount Bed Holdings Company Ltd. (v)	1,100		21,933
			47,840
Health Care Providers & Services - 2.06%
Estia Health Ltd. (v)	20,200		33,242
FALCO HOLDINGS Company Ltd. (v)	1,300		21,976
Regis Healthcare Ltd. (v)	13,600		19,629
Ship Healthcare Holdings, Inc. (v)	600		15,454
Toho Holdings Company Ltd. (v)	2,200		35,734
Virtus Health Ltd. (v)	3,000		12,715
			138,750
Health Care Technology - 0.29%
GPI SpA	1,400		19,298

Pharmaceuticals - 0.28%
Tsumura & Company (v)	600		19,172
TOTAL HEALTH CARE			225,060

INDUSTRIALS - 22.52%
Aerospace & Defense - 3.44%
Austal Ltd. (v)	27,100		36,395
Avio SpA (v)	2,600		32,705
Babcock International Group PLC (a) (v)	7,000		34,900
Meggitt PLC (a) (v)	2,000		19,732
QinetiQ Group PLC (v)	4,300		18,612
Saab AB (v)	1,200		33,972
Senior PLC (a)	14,400		33,411
Ultra Electronics Holdings PLC (v)	500		21,754
			231,481
Air Freight & Logistics - 1.15%
bpost SA (a) (v)	2,200		19,400
Oesterreichische Post AG (v)	500		21,157
PostNL NV (v)	3,700		17,853
Wincanton PLC	3,900		18,655
			77,065
Building Products - 1.23%
Centrotec SE	700		18,284
Inrom Construction Industries Ltd. (v)	2,800		13,873
Nichiha Corp. (v)	500		14,257
Norcros PLC	4,800		19,403
Takasago Thermal Engineering Company Ltd. (v)	900		17,030
			82,847
Commercial Services & Supplies - 1.70%
Daiseki Company Ltd. (v)	280		12,229
Downer EDI Ltd. (v)	3,100		14,130
ISS A/S (a) (v)	700		14,796
Loomis AB	1,200		32,569
Okamura Corp. (v)	900		13,097
Pilot Corp. (v)	400		15,208
Societe BIC SA	210		12,382
			114,411
Construction & Engineering - 3.14%
Balfour Beatty PLC (v)	3,500		12,709
Grupo Empresarial San Jose SA	2,300		13,041
Hazama Ando Corp. (v)	1,900		13,623
Implenia AG (a)	900		19,990
Keller Group PLC	1,100		14,111
Kumagai Gumi Company Ltd. (v)	500		12,938
Maire Tecnimont SpA (v)	6,100		23,641
Monadelphous Group Ltd. (v)	1,800		11,620
Morgan Sindall Group PLC	400		12,854
Per Aarsleff Holding A/S	300		12,266
Severfield PLC	12,100		12,325
Strabag SE (v)	300		13,648
Sumitomo Mitsui Construction Company Ltd. (v)	2,800		12,481
Taikisha Ltd. (v)	400		12,023
Tobishima Corp. (v)	1,400		13,921
			211,191
Industrial Conglomerates - 1.30%
Indus Holding AG (v)	500		19,212
MBB SE (v)	210		32,026
Rheinmetall AG (v)	370		36,141
			87,379
Machinery - 7.27%
ANDRITZ AG (v)	400		21,922
Aumann AG (a) (r)	1,900		33,629
Bucher Industries AG (v)	40		18,992
Danieli & C Officine Meccaniche SpA	2,000		38,225
Duerr AG (v)	700		30,026
Ebara Corp. (v)	300		14,755
Frencken Group Ltd. (v)	8,000		13,508
Fu Yu Corp. Ltd.	55,600		11,875
Glory Ltd. (v)	900		20,069
The Japan Steel Works Ltd. (v)	500		12,941
Manitou BF SA	600		20,120
Meidensha Corp. (v)	600		13,221
Morgan Advanced Materials PLC (v)	3,700		17,907
Nitta Corp. (v)	800		19,597
Noritake Company Ltd. (v)	600		26,744
OKUMA Corp. (v)	300		14,453
OSG Corp. (v)	800		13,693
Ponsse Oyj (v)	300		13,796
Shibuya Corp. (v)	700		19,191
Shinmaywa Industries Ltd. (v)	1,400		11,656
Sulzer AG (v)	170		16,135
Takeuchi Manufacturing Company Ltd. (v)	800		18,424
Talgo SA (a) (r) (v)	2,600		13,510
Tsubakimoto Chain Company (v)	700		21,627
Tsukishima Kikai Company Ltd. (v)	1,800		18,840
Wacker Neuson SE (v)	500		14,416
			489,272
Professional Services - 2.03%
Assystem SA	400		14,132
Bertrandt AG	600		34,959
Gateley Holdings PLC (v)	5,100		16,985
Impellam Group PLC (a)	3,300		17,785
McMillan Shakespeare Ltd. (v)	2,300		23,969
Persol Holdings Company Ltd. (v)	600		14,957
SThree PLC	1,800		14,067
			136,854
Road & Rail - 0.39%
Nikkon Holdings Company Ltd. (v)	600		12,346
Sankyu, Inc. (v)	300		13,798
			26,144
Trading Companies & Distributors - 0.87%
Ferronordic AB	1,200		32,281
Kanamoto Company Ltd. (v)	600		14,038
Kanematsu Corp. (v)	1,000		12,368
			58,687
TOTAL INDUSTRIALS			1,515,331

INFORMATION TECHNOLOGY - 6.01%
Communications Equipment - 0.55%
Evertz Technologies Ltd.	3,300		37,387

Electronic Equipment, Instruments & Components - 3.15%
Alps Alpine Company Ltd. (v)	3,200		34,672
Celestica, Inc. (a)	4,200		37,305
Daitron Company Ltd. (v)	1,600		32,612
Esprinet SpA (v)	800		10,446
Horiba Ltd. (v)	200		13,953
Japan Aviation Electronics Industry Ltd. (v)	2,200		31,987
Kaga Electronics Company Ltd. (v)	700		18,870
V Technology Company Ltd. (v)	800		31,873
			211,718
IT Services - 1.31%
CSE Global Ltd. (v)	57,900		20,375
DTS Corp. (v)	500		11,491
Global Dominion Access SA (r) (v)	2,700		13,696
KNOW IT AB	600		24,194
Sword Group (v)	400		18,497
			88,253
Semiconductors & Semiconductor Equipment - 0.23%
UMS Holdings Ltd. (v)	12,500		15,426

Software - 0.77%
Silverlake Axis Ltd. (v)	178,800		38,676
System Research Company Ltd. (v)	700		13,132
			51,808
TOTAL INFORMATION TECHNOLOGY			404,592

MATERIALS - 10.65%
Chemicals - 3.03%
ASAHI YUKIZAI Corp. (v)	1,100		14,502
Dai Nippon Toryo Company Ltd. (v)	4,200		32,654
Kanto Denka Kogyo Company Ltd. (v)	3,300		31,429
Nihon Parkerizing Company Ltd. (v)	1,200		12,314
Sumitomo Seika Chemicals Company Ltd. (v)	1,100		35,727
Toagosei Company Ltd. (v)	2,000		23,209
Tokuyama Corp. (v)	1,700		32,432
Yushiro Chemical Industry Company Ltd. (v)	2,000		21,306
			203,573
Construction Materials - 2.33%
Buzzi Unicem SpA (v)	800		18,171
Cementir Holding NV (v)	3,100		30,032
CSR Ltd. (v)	5,000		19,876
Forterra PLC (r)	8,900		33,277
H+H International A/S (a) (v)	700		24,373
Vicat SA (v)	700		31,120
			156,849
Containers & Packaging - 1.05%
Fuji Seal International, Inc. (v)	600		12,947
Mayr Melnhof Karton AG	100		19,113
Takemoto Yohki Company Ltd. (v)	2,300		19,425
Winpak Ltd.	600		19,398
			70,883
Metals & Mining - 2.65%
Anglo Pacific Group PLC	11,500		20,578
Dowa Holdings Company Ltd. (v)	300		11,784
MACA Ltd. (v)	34,200		16,009
Macmahon Holdings Ltd.	98,200		14,199
Mount Gibson Iron Ltd. (v)	99,700		34,455
OceanaGold Corp. (a) (m)	11,400		18,631
Regis Resources Ltd. (v)	21,800		31,609
Sandfire Resources Ltd. (v)	4,300		16,776
Tokyo Steel Manufacturing Company Ltd. (v)	1,400		14,374
			178,415
Paper & Forest Products - 1.59%
Altri SGPS SA	2,000		12,406
Iberpapel Gestion SA	1,500		32,492
Miquel y Costas & Miquel SA	1,100		21,559
The Navigator Company SA (v)	5,800		20,408
Stella-Jones, Inc. (m)	600		20,204
			107,069
TOTAL MATERIALS			716,789

REAL ESTATE - 2.88%
Equity Real Estate Investment Trusts - 1.10%
First Real Estate Investment Trust	50,600		9,503
Impact Healthcare Reit PLC (v)	21,200		31,465
SmartCentres Real Estate Investment Trust	1,400		32,784
			73,752
Real Estate Management & Development - 1.78%
Airport City Ltd. (a) (v)	1,900		34,242
Great Eagle Holdings Ltd. (v)	11,000		30,149
Nisshin Group Holdings Company Ltd. (v)	8,200		36,954
Shinoken Group Company Ltd. (v)	1,800		18,716
			120,061
TOTAL REAL ESTATE			193,813

UTILITIES - 2.49%
Electric Utilities - 0.83%
EVN AG	700		18,609
Fjordkraft Holding ASA (r) (v)	2,200		12,193
Hokkaido Electric Power Company, Inc. (v)	2,800		13,332
Hokuriku Electric Power Company (v)	2,200		11,860
			55,994
Gas Utilities - 0.77%
Hiroshima Gas Company Ltd. (v)	5,700		19,778
Italgas SpA (v)	5,000		31,971
			51,749
Independent Power and Renewable Electricity Producers - 0.17%
Electric Power Development Company Ltd. (v)	800		11,470
Greenvolt-Energias Renovaveis SA (a)	36		249
			11,719
Multi-Utilities - 0.72%
ACEA SpA	600		12,816
Centrica PLC (a) (v)	46,500		35,310
			48,126
TOTAL UTILITIES			167,588

Total common stocks (Cost $5,641,038)			6,637,406

RIGHTS - 0.00%
MATERIALS - 0.00%
Metals & Mining - 0.00%
Sandfire Resources Ltd. (a) (m)	4,300		0
TOTAL MATERIALS			0
Total rights (Cost $1,088)			0
Total long-term investments (Cost $5,642,126)			6,637,406
	Principal
SHORT-TERM INVESTMENTS - 0.77%	Amount
Time Deposits - 0.77%
ING Bank, 0.01%, 10/01/2021*	$51,796		51,796
Total short-term investments (Cost $51,796)			51,796

Total investments - 99.42% (Cost $5,693,922)			6,689,202

Other assets in excess of liabilities - 0.58%			38,729

Net assets - 100.00%			$6,727,931

(a) - Non-income producing security.
(i) - Illiquid security. The total market value of these securities was $8,026, which represented 0.12% of net assets.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $65,566, which represented 0.97% of net assets.

(r)
 - Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $241,249, which represented 3.59% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $4,538,287, which represented 67.45% of net assets.  See Security Valuation below.

*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$2,099,119
Time Deposits	51,796
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	24,262
Consumer Discretionary	576,818
Consumer Staples	338,698
Energy	134,787
Financials	1,088,941
Health Care	197,736
Industrials	1,078,967
Information Technology	305,706
Materials	504,932
Real Estate	151,526
Utilities	135,914
Rights	0
Level 3 --- Significant unobservable inputs	-

Total Investments	$6,689,202

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.